Equity Transactions (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Value of Warrants
Date	October 29, 2013	December 11, 2013	March 10, 2014
Warrants	250,000	250,000	83,334
Stock price on grant date	$0.30	$0.02	$0.02
Exercise price	$0.50	$0.50	$0.50
Expected life	1 year	1 year	1 year
Volatility	147%	64%	65%
Risk-free rate	0.12%	0.11%	0.13%
Calculated value	$10,473	$0	$0
Fair value allocation of proceeds	$7,381	$0	$0

Date	April 4, 2014	April 24, 2014	July 10, 2014	July 29, 2014	June 9, 2015
Warrants	83,334	1,000,000	700,000	700,000	90,000,000
Stock price on grant date	$0.199	$0.252	$0.037	$0.037	$0.0002
Exercise price	$0.50	$0.35	$0.15	$0.15	$0.0002
Expected life	1 year	3 year	3 year	3 year	5 year
Volatility	113%	76%	119%	119%	98%
Risk-free rate	0.12%	0.84%	0.96%	0.98%	1.74%
Calculated value	$3,181	$104,416	$12,130	$12,102	$13,259
Fair value allocation of proceeds	$2,822	$73,653	$8,637	$8,992	$13,259

Date	October 29, 2013	December 11, 2013	March 10, 2014
Warrants	250,000	250,000	83,334
Stock price on grant date	$0.30	$0.02	$0.02
Exercise price	$0.50	$0.50	$0.50
Expected life	1 year	1 year	1 year
Volatility	147%	64%	65%
Risk-free rate	0.12%	0.11%	0.13%
Calculated value	$10,473	$0	$0
Fair value allocation of proceeds	$7,381	$0	$0
Date	April 4, 2014	April 24, 2014	July 10, 2014	July 29, 2014
Warrants	83,334	1,000,000	700,000	700,000
Stock price on grant date	$0.199	$0.252	$0.037	$0.037
Exercise price	$0.50	$0.35	$0.15	$0.15
Expected life	1 year	3 year	3 year	3 year
Volatility	113%	76%	119%	119%
Risk-free rate	0.12%	0.84%	0.96%	0.98%
Calculated value	$3,181	$104,416	$12,130	$12,102
Fair value allocation of proceeds	$2,822	$73,653	$8,637	$8,992

Schedule of Warrant Activity
	Number of warrants	Weighted average exercise price
Outstanding, April 1, 2013	-	$0.00
Granted	583,334	$0.50
Exercised	-	-
Outstanding, March 31, 2014	583,334	$0.50
Granted	2,483,334	$0.24
Exercised	-	-
Outstanding, March 31, 2015	3,066,668	$0.29
Granted	90,000,000	$0.0002
Exercised	-	-
Outstanding, June 30, 2015	93,066,668	$0.0097

	Number of warrants	Weighted average exercise price
Outstanding, April 1, 2103	-	$0.00
Granted	583,334	$0.50
Exercised	-	-
Outstanding, March 31, 2014	583,334	$0.50
Granted	2,483,334	$0.24
Exercised	-	-
Outstanding, March 31, 2015	3,066,668	$0.29

Schedule of Conversions of Common Stock
Date	Debt/Interest Converted	Common Stock Issued	Price per Share
September 22, 2014	$12,000	550,459	$0.0218
October 1, 2014	$12,000	648,649	$0.0185
October 8, 2014	$9,000	505,618	$0.0178
October 16, 2014	$6,000	454,545	$0.0132
October 29, 2014	$15,000	1,250,000	$0.0120
November 3, 2014	$10,000	819,672	$0.0122
November 7, 2014	$12,000	1,188,119	$0.0101
November 19, 2014	$18,120	2,831,250	$0.0064
December 8, 2014	$15,000	3,488,372	$0.0043
December 15, 2014	$12,000	4,285,714	$0.0028
December 26, 2014	$17,200	7,478,261	$0.0023
February 11, 2015	$29,900	74,750,000	$0.0004
February 12, 2015	$17,333	37,356,055	$0.00046
February 13, 2015	$17,894	37,280,000	$0.00048
February 15, 2015	$35,730	73,924,324	$0.00048
February 17, 2015	$17,003	36,643,945	$0.00046
February 23, 2015	$20,603	47,090,000	$0.00044
February 23, 2015	$17,003	36,643,945	$0.00046
February 24, 2015	$9,488	20,447,291	$0.00046
February 26, 2015	$42,030	105,075,000	$0.0004
February 27, 2015	$26,880	56,000,000	$0.00048
March 2, 2015	$56,402	121,555,062	$0.00046
March 9, 2015	$33,900	47,518,166	$0.00071
March 10, 2015	$25,200	70,000,000	$0.00036
March 20, 2015	$10,000	18,181,818	$0.00006
March 31, 2015 Total	$498,686	805,966,265

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	41,111,111	$0.00041
April 6, 2015	$10,000	20,964,361	$0.00048
April 8, 2015	$15,309	45,356,111	$0.00034
April 8, 2015	$20,001	45,454,545	$0.00044
April 9, 2015	$14,320	32,545,455	$0.00044
April 14, 2015	$10,000	23,696,682	$0.00042
April 16, 2015	$1,918	5,300,000	$0.00036
April 21, 2015	$10,000	25,974,026	$0.00039
April 29, 2015	$15,000	38,961,039	$0.00039
May 4, 2015	$5,083	13,146,439	$0.00039
May 12, 2015	$28,456	90,337,960	$0.00031
May 20, 2015	$20,199	94,764,514	$0.00021
May 20, 015	$17,240	78,363,636	$0.00022
May 27, 2015	$13,568	70,180,137	$0.00019
May 29, 2015	$15,000	88,235,295	$0.00017
June 11, 2015	$9,897	94,260,947	$0.00010
June 16, 2015	$14,100	117,500,000	$0.00012
June 16, 2015	$13,565	113,041,667	$0.00012
June 22, 2015	$7,415	123,583,333	$0.00006
June 22, 2015	$14,384	247,992,413	$0.00006
June 23, 2015	$7,752	129,200,000	$0.00006
June 30, 2015 Total	$279,857	1,539,969,671

Date	April 4, 2014	April 24, 2014	July 10, 2014	July 29, 2014
Warrants	83,334	1,000,000	700,000	700,000
Stock price on grant date	$0.199	$0.252	$0.037	$0.037
Exercise price	$0.50	$0.35	$0.15	$0.15
Expected life	1 year	3 year	3 year	3 year
Volatility	113%	76%	119%	119%
Risk-free rate	0.12%	0.84%	0.96%	0.98%
Calculated value	$3,181	$104,416	$12,130	$12,102
Fair value allocation of proceeds	$2,822	$73,653	$8,637	$8,992

Schedule of Value of Options
Date	September 6, 2013	February 7, 2014	March 14, 2014	May 7, 2014	July 23, 2014	October 6, 2014	April 6, 2015
Options	41,003,280	1,500,000	5,000,000	3,500,000	750,000	15,500,000	204,000,250
Stock price grant date	$0.02	$0.02	$0.30	$0.12	$0.069	$.0358	$0.0008
Initial Exercise price	$0.0191984	$0.0191984	$0.30	$0.12	$0.069	$0.0191984	$0.0008
Modified Exercise price	$0.0008	$0.0008	$0.0008	$0.0008	$0.0008	$0.0008	$0.0008
Expected life	10.00	10.00	10.00	10.00	10.00	5.0	5.0
Volatility	76%	74%	74%	73%	88%	101%	99%
Risk-free rate	2.94%	2.71%	2.65%	2.56%	2.53%	1.04%	1.31%
Calculated value	$663,307	$23,825	$1,182,141	$315,772	$45,109	$454,798	$120,778
Modified value	$694,250	$24,920	$1,189,569	$320,159	$45,927	$469,891	$120,778

Date	September 6, 2013	February 7, 2014	March 14, 2014	May 7, 2014	July 23, 2014	October 6, 2014
Options	41,003,280	1,500,000	5,000,000	3,500,000	750,000	15,500,000
Stock price grant date	$0.02	$0.02	$0.30	$0.12	$0.069	$.0358
Initial Exercise price	$0.0191984	$0.0191984	$0.30	$0.12	$0.069	$0.0191984
Modified Exercise price	$0.0017	$0.0017	$0.0017	$0.0017	$0.0017	$0.0017
Expected life	10.00	10.00	10.00	10.00	10.00	5.0
Volatility	76%	74%	74%	73%	88%	101%
Risk-free rate	2.94%	2.71%	2.65%	2.56%	2.53%	1.04%
Calculated value	$663,307	$23,825	$1,182,141	$315,772	$45,109	$454,798
Modified value	$689,033	$24,737	$1,188,971	$319,750	$45,840	$467,069

Schedule of Option Activity
	Number of options	Weighted average exercise price
Outstanding, April 1, 2013	-	$0.00
Granted	47,503,280	$0.0008
Exercised	-	-
Outstanding, March 31, 2014	47,503,280	$0.0008
Granted	19,750,000	$0.0008
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	67,253,280	$0.0008
Granted	204,000,250	$0.0008
Exercised	-	-
Expired	-	-
Outstanding, June 30, 2015	271,253,530	$0.0008

	Number of options	Weighted average |exercise price
Outstanding, April 1, 2013	-	$0.00
Granted	47,503,280	$0.0017
Exercised	-	-
Outstanding, March 31, 2014	47,503,280	$0.0017
Granted	19,750,000	$0.0017
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	67,253,280	$0.0017